Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Deferred Charges and Debt Transaction Costs	$ 61	$ 67
Long-term Receivable	180	83
Long-Term Investments and Other	225	245
Other Assets	$ 466	$ 395